Long-Term Debt and Short-Term Borrowings - Long-Term Debt Issuances and Fixed-to-Floating Interest Rate Swaps (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021
Interest rate contracts
Debt instrument
Derivative notional amount					$ 800,000,000
Floating rate registered note due 2049
Debt instrument
Principal amount					500,000,000
Floating rate registered note due 2050 | London Interbank Offered Rate (LIBOR)
Debt instrument
Principal amount					300,000,000
Fixed rate registered note due 2049
Debt instrument
Principal amount		$ 1,000,000,000		$ 500,000,000	1,000,000,000
Term of debt instrument (in years)		30 years
Coupon rate		3.25%		3.37%
Fixed rate registered note due 2050
Debt instrument
Principal amount				$ 350,000,000	$ 650,000,000	$ 650,000,000
Term of debt instrument (in years)	30 years
Coupon rate				3.72%		3.70%
Aggregate fixed rate registered notes
Debt instrument
Principal amount						$ 1,750,000,000
Fixed rate registered note due 2025
Debt instrument
Principal amount		$ 750,000,000		$ 750,000,000		$ 500,000,000
Term of debt instrument (in years)	5 years	5 years 6 months
Coupon rate		2.00%		2.12%		2.65%
Fixed rate registered note due 2030
Debt instrument
Principal amount				$ 600,000,000		$ 600,000,000
Term of debt instrument (in years)	10 years
Coupon rate				3.09%		3.05%
Aggregate fixed rate medium-term notes
Debt instrument
Principal amount			$ 2,250,000,000
Fixed rate medium term note due 2022
Debt instrument
Principal amount			$ 450,000,000	$ 600,000,000
Term of debt instrument (in years)			3 years
Coupon rate			2.75%	2.17%
Fixed rate medium term notes due 2024
Debt instrument
Principal amount			$ 500,000,000	$ 500,000,000
Term of debt instrument (in years)			5 years
Coupon rate			3.25%	2.98%
Fixed rate medium term notes due 2029
Debt instrument
Principal amount			$ 800,000,000	$ 800,000,000
Term of debt instrument (in years)			10 years
Coupon rate			3.375%	3.38%
Fixed rate medium term note due 2048
Debt instrument
Principal amount			$ 500,000,000	$ 500,000,000
Term of debt instrument (in years)			29 years 6 months
Coupon rate			4.00%	3.78%
Floating rate medium term notes due 2024
Debt instrument
Principal amount				$ 300,000,000
Term of debt instrument (in years)			5 years
Coupon rate				0.42%
Fixed rate registered notes which are due in 2023, 2025, 2029 and 2049
Debt instrument
Principal amount		$ 3,250,000,000
Fixed rate registered note due 2023
Debt instrument
Principal amount		$ 500,000,000		$ 500,000,000
Term of debt instrument (in years)		3 years 6 months
Coupon rate		1.75%		1.86%
Fixed rate registered note due 2029
Debt instrument
Principal amount		$ 1,000,000,000		$ 1,000,000,000
Term of debt instrument (in years)		10 years
Coupon rate		2.375%		2.50%